PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 23,177	$ 21,619
Related parties’ receivable	0	109
Government institutions	10,997	8,760
Derivative instruments	12,024	20,168
Interest receivable	1,593	3,918
Short-term vendor deposits	814	558
Deferred contract costs, current	54,476	36,775
Other current assets	1,497	1,148
Total prepaid expenses and other current assets	$ 104,578	$ 93,055